Unaudited Selected Quarterly Data (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unaudited Selected Quarterly Data (Table Amounts) [Abstract]
Sales and service revenues	$ 6,903	$ 7,071	$ 7,255	$ 6,914	$ 7,283	$ 6,732	$ 7,049	$ 6,586	$ 28,143	$ 27,650	$ 26,251
Operating income	675	723	749	680	563	528	627	556	2,827	2,274	2,076
Earnings from continuing operations	306	448	740	410	327	401	381	325	1,904	1,434	1,018
Net earnings	376	497	711	469	491	461	370	364	2,053	1,686	(1,262)
Basic earnings per share from continuing operations	$ 1.05	$ 1.53	$ 2.47	$ 1.36	$ 1.05	$ 1.26	$ 1.18	$ 0.99	$ 6.41	$ 4.49	$ 3.04
Basic earnings per share	$ 1.29	$ 1.69	$ 2.37	$ 1.55	$ 1.57	$ 1.45	$ 1.15	$ 1.11	$ 6.91	$ 5.28	$ (3.77)
Diluted earnings per share from continuing operations	$ 1.03	$ 1.51	$ 2.44	$ 1.34	$ 1.04	$ 1.25	$ 1.17	$ 0.98	$ 6.32	$ 4.44	$ 2.98
Diluted earnings per share	$ 1.27	$ 1.67	$ 2.34	$ 1.53	$ 1.56	$ 1.44	$ 1.14	$ 1.10	$ 6.82	$ 5.21	$ (3.69)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of businesses, net of cash divested									14	1,650	175
Unaudited Selected Quarterly Data (Amounts in Paragraphs)
Contribution to the company's pension plans	360
Charge on debt redemption	(229)								(229)
Advisory Services Division
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of businesses, net of cash divested										$ 1,650